Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 07, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following disclosure regarding executive “compensation actually paid” (“CAP”), as calculated per the SEC disclosure rules, and certain measures of Company performance for the fiscal years listed below. CAP represents a required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the named executive officers’ (“NEO”) realized or earned compensation, as well as from the way in which the compensation committee views annual compensation decisions. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards which remain subject to forfeiture if the vesting conditions are not satisfied. As permitted under the rules applicable to Smaller Reporting Companies, we are not including a peer group total shareholder return or company-selected measure, as contemplated under Item 402(v) of Regulation
S-K.

							Year-end Value of $100 Invested on 12/31/2022 in:
Year	Summary Compensation Table Total for Alison Moore PEO (Current) ($) (1)(5)(6)	Summary Compensation Table Total for Stephen Dilly PEO (Former) ($) (2)	Compensation Actually Paid for Alison Moore PEO (Current) ($) (1)(3)(5)	Compensation Actually Paid for Stephen Dilly PEO (Former) ($) (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)(6)	Average Compensation Actually Paid for Non-PEO NEOs ($) (3)(4)(6)	CDXS Total Shareholder Return ($) (7)	Net Income (Loss) ($)
2025	2,323,279	2,194,601	920,916	(789,804)	1,269,310	187,206	35	(43,974,000)
2024	N/A	3,472,920	N/A	6,210,711	1,307,396	2,177,254	102	(65,276,000)
2023	N/A	3,122,215	N/A	1,226,537	1,935,536	1,010,396	65	(76,240,000)

(1)	Alison Moore was appointed as the Company’s President and Chief Executive Officer on November 7, 2025.
(2)	Stephen G. Dilly served as President and Chief Executive Officer of the Company from August 2022 until November 7, 2025.
(3)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Drs. Moore and Dilly, and for the average of the other NEOs, is set forth below:

	2025
	Moore, Alison ($)	Dilly, Stephen ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,323,279	2,194,601	1,269,310
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,321,217)	(639,674)	(341,541)
Year-end fair value of unvested awards granted in the current year	898,201	590,664	158,065
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(669,364)	(1,861,027)	(604,617)
Fair values at vest date for awards granted and vested in current year	—	—	—
Difference in fair values between prior year-end fair values and vest	(309,983)	(1,074,368)	(294,011)
Forfeitures during current year equal to prior year-end fair value	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—

Total Adjustments for Equity Awards	(1,402,363)	(2,984,405)	(1,082,104)

Compensation Actually Paid (as calculated)	920,916	(789,804)	187,206

(4)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Georgia Erbez, Stefan Lutz, and Kevin Norrett
2024: Georgia Erbez, Kevin Norrett, Alison Moore, Sriram Ryali and Margaret Nell Fitzgerald
2023: Sriram Ryali and Kevin Norrett

(5)
2025 compensation for Alison Moore is inclusive of pay for partial year service as Chief Technical Officer, prior to appointment as President & Chief Executive Officer, and equity awards received prior to her appointment as Chief Technical Officer.

(6)	2024 compensation for Alison Moore is inclusive of equity awards received as a non-employee Director prior to her appointment as Chief Technical Officer.

(7)	Cumulative TSR is determined based on the value of an initial fixed investment of $100 as of December 31, 2022.

Named Executive Officers, Footnote
(4)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Georgia Erbez, Stefan Lutz, and Kevin Norrett
2024: Georgia Erbez, Kevin Norrett, Alison Moore, Sriram Ryali and Margaret Nell Fitzgerald
2023: Sriram Ryali and Kevin Norrett

Adjustment To PEO Compensation, Footnote
(3)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Drs. Moore and Dilly, and for the average of the other NEOs, is set forth below:

	2025
	Moore, Alison ($)	Dilly, Stephen ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,323,279	2,194,601	1,269,310
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,321,217)	(639,674)	(341,541)
Year-end fair value of unvested awards granted in the current year	898,201	590,664	158,065
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(669,364)	(1,861,027)	(604,617)
Fair values at vest date for awards granted and vested in current year	—	—	—
Difference in fair values between prior year-end fair values and vest	(309,983)	(1,074,368)	(294,011)
Forfeitures during current year equal to prior year-end fair value	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—

Total Adjustments for Equity Awards	(1,402,363)	(2,984,405)	(1,082,104)

Compensation Actually Paid (as calculated)	920,916	(789,804)	187,206

Non-PEO NEO Average Total Compensation Amount			$ 1,269,310	$ 1,307,396	$ 1,935,536
Non-PEO NEO Average Compensation Actually Paid Amount			$ 187,206	2,177,254	1,010,396
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Drs. Moore and Dilly, and for the average of the other NEOs, is set forth below:

	2025
	Moore, Alison ($)	Dilly, Stephen ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,323,279	2,194,601	1,269,310
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,321,217)	(639,674)	(341,541)
Year-end fair value of unvested awards granted in the current year	898,201	590,664	158,065
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(669,364)	(1,861,027)	(604,617)
Fair values at vest date for awards granted and vested in current year	—	—	—
Difference in fair values between prior year-end fair values and vest	(309,983)	(1,074,368)	(294,011)
Forfeitures during current year equal to prior year-end fair value	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—

Total Adjustments for Equity Awards	(1,402,363)	(2,984,405)	(1,082,104)

Compensation Actually Paid (as calculated)	920,916	(789,804)	187,206

Compensation Actually Paid vs. Total Shareholder Return			CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income			CAP and Company Net Income
Tabular List, Table
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

•	the Company’s cumulative TSR; and

•	the Company’s Net Income

Total Shareholder Return Amount			$ 35	102	65
Net Income (Loss)			$ (43,974,000)	(65,276,000)	(76,240,000)
Measure:: 1
Pay vs Performance Disclosure
Name			the Company’s cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name			the Company’s Net Income
Stephen Dilly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,194,601	3,472,920	3,122,215
PEO Actually Paid Compensation Amount			(789,804)	$ 6,210,711	$ 1,226,537
PEO Name		Stephen G. Dilly		Stephen G. Dilly	Stephen G. Dilly
Alison Moore [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,323,279
PEO Actually Paid Compensation Amount			920,916
PEO Name	Alison Moore
PEO | Stephen Dilly [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,984,405)
PEO | Stephen Dilly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(639,674)
PEO | Stephen Dilly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			590,664
PEO | Stephen Dilly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,861,027)
PEO | Stephen Dilly [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stephen Dilly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,074,368)
PEO | Stephen Dilly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stephen Dilly [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Alison Moore [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,402,363)
PEO | Alison Moore [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,321,217)
PEO | Alison Moore [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			898,201
PEO | Alison Moore [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(669,364)
PEO | Alison Moore [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Alison Moore [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(309,983)
PEO | Alison Moore [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Alison Moore [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,082,104)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(341,541)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			158,065
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(604,617)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(294,011)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0